Segment and Geographic Information - Summary of Revenue by Geographic Area on the Customers Location (Detail) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity Wide Revenue Major Customer [Line Items]
Total revenue	$ 5,755	$ 462	$ 10,390	$ 6,399	$ 3,159
Reportable Geographical Components | United States
Entity Wide Revenue Major Customer [Line Items]
Total revenue			5,332	$ 6,399	$ 3,159
Reportable Geographical Components | Korea
Entity Wide Revenue Major Customer [Line Items]
Total revenue			4,988
Reportable Geographical Components | Rest of World
Entity Wide Revenue Major Customer [Line Items]
Total revenue			$ 70